Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Technology infrastructure (years)	5
Computer equipment (years)	5
Furniture, fixtures and equipment (years)	5
Motor vehicle (years)	5
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
License and related trademarks (years)		15
Completed technology (years)		5
Customer relationship (years)	4	-	5
Value-added service license (years)	3	-	4
Agreement with mobile operators (years)		3
Intellectual property (years)		10

Schedule of Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2012		2013
	Amount	%	Amount	%
A	$3,694,584	18.5	*	*
B	$2,875,230	14.4	*	*
C	$3,165,537	15.8	*	*
D	*	*	$3,885,608	18.2